Note 12 - Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Year Ended December 31,
	2023	2022
	A$	A$
Major product/service lines
Coagulation testing products	2,607,506	2,366,331
Laboratory testing services	996,346	1,145,560
Wine testing products	2,528,666	1,013,071
Veterinary diabetes products	500,320	0
	6,632,838	4,524,962

Timing of revenue recognition
Products and services transferred at a point in time	6,632,838	4,524,962

Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]
	Year Ended December 31,
	2023	2022
	A$	A$
Receivables	2,125,500	974,323
Contract liabilities	36,132	29,851
	Year Ended December 31,
	2023	2022
	A$	A$
Contract Liabilities - current
Opening balance	29,851	38,431
Closing balance	36,132	29,851
Net increase/(decrease)	6,281	(8,580)